Significant Accounting Policies (Details) - Schedule of annual depreciation rates	Dec. 31, 2020
Computers [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rates	33.00%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rates	7.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rates	16.67%
Laboratory equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rates	15.00%
Laboratory equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rates	33.00%